INTANGIBLE ASSETS - Intangible assets acquired from acquisition (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Patent rights	$ 4,086,437	$ 500,925
Accumulated amortization	(869,430)	(8,773)
Intangible assets, net	$ 3,217,007	$ 492,152